SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SEGMENT INFORMATION
Schedule of detailed in our segment reconciliation

	Three Months Ended March 31, 2022
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$37,361	$292	$37,653
Intersegment revenue	—	—	—
Revenue	$37,361	$292	$37,653
Adjusted EBITDA	$2,767	$(554)	$2,213
Depreciation and amortization	(2,679)	(138)	(2,817)
Stock-based compensation	(80)	—	(80)
Operating loss	$8	$(692)	$(684)
Other expense, net			(6,253)
Loss before income taxes			(6,937)
Provision for income taxes			(54)
Net loss			$(6,991)

	Three Months Ended March 31, 2021
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$13,150	$344	$13,494
Intersegment revenue	—	—	—
Revenue	$13,150	$344	$13,494
Adjusted EBITDA	$(3,245)	$(392)	$(3,637)
Depreciation and amortization	(3,067)	(148)	(3,215)
Stock-based compensation	—	—	—
Operating loss	$(6,312)	$(540)	$(6,852)
Other expense, net			(5,434)
Loss before income taxes			(12,286)
Provision for income taxes			(65)
Net loss			$(12,351)

	Year ended December 31, 2021
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$92,038	$1,156	$93,194
Intersegment revenue	—	—	—
Revenue	$92,038	$1,156	$93,194
Adjusted EBITDA	$(3,745)	$(1,710)	$(5,455)
Depreciation and amortization	(12,296)	(565)	(12,861)
Stock-based compensation	(3,936)	—	(3,936)
Operating loss	$(19,977)	$(2,275)	$(22,252)
Other expense, net			(16,330)
Loss before income taxes			(38,582)
Provision for income taxes			(323)
Net loss			$(38,905)

	Year ended December 31, 2020
	Travel Marketplace	SAAS Platform	Total
Third-party revenue	$65,057	$739	$65,796
Intersegment revenue	—	—	—
Revenue	$65,057	$739	$65,796
Adjusted EBITDA	$(23,529)	$(899)	$(24,428)
Depreciation and amortization	(11,235)	(179)	(11,414)
Stock-based compensation	(15)	—	(15)
Operating loss	$(34,779)	$(1,078)	$(35,857)
Other expense, net			(19,919)
Loss before income taxes			(55,776)
Benefit from income taxes			14,042
Net loss			$(41,734)

Schedule of based on the geographic location

	Three Months Ended March 31,
	2022	2021
United States	$35,792	$13,262
International	1,861	232
	$37,653	$13,494

	Year ended December 31,
	2021	2020
United States	$91,432	$64,156
International	1,762	1,640
	$93,194	$65,796